FINANCIAL AND CAPITAL RISK MANAGEMENT - Net debt to equity ratios (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net debt / (cash) (Note 24)	₺ (3,409,035)	₺ (101,151)	₺ (179,038)
Total equity / (deficit)	₺ 2,676,176	₺ (787,332)	₺ (310,832)	₺ (358,004)
Net debt to equity ratio	(127.00%)	13.00%